Shareholder Report, Holdings (Details) - C000237224	Apr. 30, 2026
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	97.70%